Segmented Information - Additional Information (Detail) $ in Thousands	12 Months Ended
	Apr. 30, 2020 CAD ($) Segment	Apr. 30, 2019 CAD ($)
Disclosure Of Operating Segments [Abstract]
Number of reportable geographical segment	3
Number of operating segment	1
Trade receivables | $	$ 736	$ 514